Liquidity and Going Concern (Details)					1 Months Ended	6 Months Ended
	Apr. 08, 2026 USD ($)	Apr. 03, 2026 USD ($)	Jan. 29, 2026 USD ($)	Jan. 01, 2026 USD ($)	Apr. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Liquidity and Going Concern [Line Items]
Net loss						$ (763,254)	$ (981,469)	$ (1,167,632)
Net cash used in operating activities						203,757	262,011	94,390
Cash						4,644			$ 5,972	$ 137
Proceeds from Issuance Initial Public Offering						$ 732,504	$ 941,927
Net proceeds from offering working capital percentage						60.00%	60.00%
Allocated percentage towards potential strategic acquisitions						40.00%	40.00%
Subsequent Event [Member]
Liquidity and Going Concern [Line Items]
Proceeds from Issuance Initial Public Offering			$ 8,655,000
Subsequent Event [Member] | NVC Partners Limited [Member]
Liquidity and Going Concern [Line Items]
Asset acquisition contingent consideration	$ 8,000,000			$ 8,000,000
Asset acquisition, acquire equity interest percentage	10.00%			10.00%
Forecast [Member]
Liquidity and Going Concern [Line Items]
Proceeds from Issuance Initial Public Offering		$ 9,817,500
Forecast [Member] | Related Party [Member]
Liquidity and Going Concern [Line Items]
Equity financing gross proceeds					$ 688,073